ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of accrued expenses

	2021	2020
Employee costs	$3,756,411	$696,176
Prototype costs	715,720	360,146
Professional fees	80,535	194,211
Other	151,471	43,544
	$4,704,137	$1,294,077